Net income per common share - Computation of net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Net income	$ 934,889	$ 506,622	$ 671,135
Preferred stock dividends	(1,412)	(1,758)	(3,723)
Net income applicable to common stock	$ 933,477	$ 504,864	$ 667,412
Average common shares outstanding	81,263,027	85,882,371	96,848,835
Average potential dilutive common shares	157,127	92,888	148,965
Average common shares outstanding - assuming dilution	81,420,154	85,975,259	96,997,800
Basic EPS	$ 11.49	$ 5.88	$ 6.89
Diluted EPS	$ 11.46	$ 5.87	$ 6.88